CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 1,766,914	$ 1,718,518	$ 1,150,054
Costs and Expenses
Cost of revenues	328,826	277,648	231,255
Sales and marketing	465,339	527,424	275,537
Product development	284,444	249,873	193,393
General and administrative	90,721	43,755	42,315
Goodwill and acquired intangibles impairment		10,554
Total costs and expenses	1,169,330	1,109,254	742,500
Income from operations	597,584	609,264	407,554
Income (loss) from equity method investments	(13,198)	57	1,030
Realized gain (loss) from investments	612	(287)	14
Fair value changes through earnings on investments, net	207,438	40,074
Investment related impairment	(249,935)	(24,074)	(4,747)
Interest and other income, net	59,896	43,808	13,260
Income before income tax expenses	602,397	668,842	417,111
Provision of income taxes	109,564	96,222	66,746
Net income	492,833	572,620	350,365
Less: Net income (loss) attributable to non-controlling interests	(1,842)	797	(2,225)
Net income attributable to Weibo	494,675	571,823	352,590
Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil, nil, and nil for 2017, 2018 and 2019, respectively)	(19,029)	(60,273)	37,822
Available-for-Sale securities
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2017, 2018, and 2019, respectively)			(995)
Total comprehensive income	473,804	512,347	387,192
Less: Comprehensive income (loss) attributable to non-controlling interests	(1,927)	668	(1,926)
Comprehensive income attributable to Weibo	$ 475,731	$ 511,679	$ 389,118
Shares used in computing net income per share attributable to Weibo:
Basic (in shares)	225,452	223,751	220,555
Diluted (in shares)	226,412	232,683	225,363
Income per share:
Basic (in dollars per share)	$ 2.19	$ 2.56	$ 1.60
Diluted (in dollars per share)	$ 2.18	$ 2.52	$ 1.56
Advertising & Marketing
Revenues:
Revenues	$ 1,530,211	$ 1,499,180	$ 996,745
Value-added services
Revenues:
Revenues	236,703	219,338	153,309
Alibaba | Advertising & Marketing
Revenues:
Revenues	97,772	117,696	84,688
SINA and other related parties | Advertising & Marketing
Revenues:
Revenues	230,002	209,348	131,512
Third parties | Advertising & Marketing
Revenues:
Revenues	$ 1,202,437	$ 1,172,136	$ 780,545